Liquidity Risk - Summary of Wholesale Funding by Currency (Details) - Liquidity risk	Dec. 31, 2022	Dec. 31, 2021
Sterling
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	63.00%	66.00%
Sterling | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	27.00%	22.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	18.00%	9.00%
Sterling | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	75.00%	73.00%
Sterling | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	74.00%	77.00%
Sterling | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	18.00%	14.00%
Sterling | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	95.00%	92.00%
Sterling | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	29.00%	32.00%
Sterling | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	56.00%	45.00%
Sterling | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	43.00%	44.00%
Sterling | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	74.00%
Sterling | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Sterling | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	48.00%	57.00%
US Dollar
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	21.00%	18.00%
US Dollar | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	52.00%	52.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	58.00%	59.00%
US Dollar | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	25.00%	27.00%
US Dollar | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	12.00%	10.00%
US Dollar | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	62.00%	46.00%
US Dollar | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	71.00%	68.00%
US Dollar | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	42.00%	53.00%
US Dollar | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	12.00%	8.00%
US Dollar | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	26.00%
US Dollar | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
US Dollar | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	52.00%	43.00%
Euro
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	16.00%	15.00%
Euro | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	20.00%	25.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	24.00%	32.00%
Euro | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	14.00%	13.00%
Euro | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	20.00%	40.00%
Euro | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	5.00%	6.00%
Euro | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	2.00%	2.00%
Euro | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	45.00%	48.00%
Euro | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Euro | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	1.00%
Other | Santander UK Group Holdings plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	1.00%	1.00%
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Santander UK Group Holdings plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Senior unsecured – public benchmark
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Senior unsecured – privately placed
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	2.00%
Other | Other Santander UK plc | Deposits by banks
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Certificates of deposit and commercial paper
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Covered bonds
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Securitisation and structured issuance
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | TFSME
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%
Other | Other Santander UK plc | Subordinated liabilities
Disclosure Of Currency Composition Of Wholesale Funds [Line Items]
Percentage of wholesale funding by major currencies	0.00%	0.00%